NOTES AND LOANS PAYABLE (Details - Long term debt matures)	Sep. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2025 (remainder of year)	$ 14,814,382
2026	114,814
2027	4,814
2028	4,813
2029	4,813
Thereafter	123,947
Total	$ 15,067,583